DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DEBT
DEBT

5.DEBT

Term Loan

On August 13, 2021 (the "Closing Date"), the Company entered into a Loan and Security Agreement (“Term Loan”) with Western Alliance Bank (the "Lender") in the amount of $3,500,000 for working capital needs. The Company has the option to request an additional advance in the amount of $1,500,000, which the Company had not yet borrowed as of March 31, 2022. The additional advance of $1,500,000 is available to the Company during the draw period commencing on the Closing Date and ending the earlier to occur of (a) February 13, 2023, and (b) an event of default. The Term Loan bears interest at a rate equal to three-quarters of one percent (0.75%) above the Prime Rate. As of March 31, 2022, the interest rate on the Term Loan was 4.00% which was equal to 0.75% above the Prime Rate of 3.25%. Interest is due and payable on the tenth (10th) calendar day of each month during the term of the Term Loan. The Term Loan principal is payable in thirty (30) equal monthly installments, plus accrued interest, beginning on March 10, 2023, and continuing on the same day of each month through August 10, 2025 (the "Term Loan Maturity Date"), at which time all amounts shall be immediately due and payable.

The Company shall have the option to prepay all, but not less than all, of the outstanding loan balance, provided the Company a) delivers written notice to the financial institution of their election to prepay such Term Loan at least ten (10) days prior to such prepayment and b) pay, on the date of such prepayment, (1) all outstanding principal with respect to the Term Loan, plus accrued but unpaid interest, plus (2) all fees (including any late fee), and other sums, including bank expenses, if any, that shall have become due and payable. The Lender which holds the Term Loan is granted a security interest in substantially all assets of the Company (“Collateral”). The Term Loan contains certain covenants that the Company considers usual and customary for an agreement of this type for comparable commercial borrowers. As of March 31, 2022, the Company was not in compliance with one of the Term Loan covenants. See Note 10.

The outstanding principal balance on the Term Loan was $3,500,000 as of March 31, 2022, and interest expense for the three months ended March 31, 2022 was $35,000.

Debt issuance costs totaled $81,989, comprised of a warrant to purchase 12,500 shares of common stock issued to the Lender with a fair value of $49,072 (the "Lender Warrant"), fees of $23,066 paid to the Lender and legal costs of $9,851. Amortization of the debt issuance costs related to the Term Loan, included in interest expense on the statement of operations, totaled $3,048 for the period ending March 31, 2022.

Unamortized debt issuance costs on the Term Loan totaled $74,336 and $77,384 as of March 31, 2022, and December 31, 2021, respectively.

As of March 31, 2022, future minimum payments due related to the Term Loan were as follows:

2022 (excluding 3 months ended March 31, 2022)	$—
2023	1,166,667
2024	1,400,000
2025	933,333
Total	3,500,000
Less debt issuance cost	(74,336)
Term Loan, net	$3,425,664

6.DEBT

Note Payable

In May 2020, the Company applied for and received $783,008 in unsecured loan funding from the Paycheck Protection Program (the “PPP Loan”), established pursuant to the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and administered by the U.S. Small Business Administration (“SBA”).

Under the terms of the promissory note (the “PPP Note”) and the PPP Loan, interest accrues on the outstanding principal at the rate of 1% per annum. Interest expense under the PPP Loan amounted to $279 and $5,127 for the years ended December 31, 2021 and 2020, respectively.

The Company received full forgiveness of all outstanding principal of, and accrued and unpaid interest on the PPP Loan as of January 13, 2021. The forgiveness of the PPP Loan qualified for debt extinguishment and as a result, the outstanding principal and accrued and unpaid interest on the PPP Loan was recorded as a net gain on extinguishment of the PPP Loan totaling $788,156 for the year ended December 31, 2021 and the debt was eliminated from the Company's balance sheet.

Related Party Convertible Notes Payable

During 2017 and 2018, the Company issued Related Party Convertible Promissory Notes (the “Convertible Notes”) to related parties totaling $5,500,000. The Convertible Notes bear interest at a rate of six percent (6%) per annum, without compounding. The Convertible Notes are convertible into shares of the Company’s preferred stock, upon the following: (i) a new permanent equity financing yielding gross proceeds of in excess of $10,000,000, including conversion of the outstanding principal of the Convertible Notes (a “Qualified Equity Financing”), (ii) achievement of positive free flow from operations on a quarterly basis for the two consecutive quarters ending 90 days prior to the maturity date, (iii) an acquisition, or (iv) upon election of the holders of the majority of the aggregate principal outstanding (the “Majority Lenders”). Preferred stock issued on conversion shall be shares of the Company’s stock that have substantially the same rights and preferences as the Company’s Series B Preferred Stock or that which is issued in such Qualified Equity Financing, depending on the applicable conversion event. The conversion rate shall be equal to the issue price of the IPO Stock (as defined by) less a thirty percent (30%) discount.

The maturity date on the Convertible Notes is the earliest occurrence of (i) the closing of a Qualified Equity Financing, (ii) the date upon which prepayment by the Company occurs with the consent of the Majority Lenders, (iii) the date upon which the Convertible Notes are otherwise converted into equity securities, or (iv) March 31, 2020. In March 2020, the Majority Lenders elected to extend the maturity date through September 30, 2020. On October 1, 2020, the maturity date was further extended to March 31, 2021. On March 8, 2021, the maturity date was further extended to June 30, 2021.

The Company has determined that the terms related to the Qualified Equity Financing conversion and acquisition conversion features (collectively, the “Embedded Conversion Features”) were determined to not be clearly and closely related to the Convertible Note host instrument and meet the definition of a derivative. Therefore, the Embedded Conversion Features were bifurcated from the Convertible Notes and separately measured at fair value. The derivative liability has been subsequently marked-to-market each reporting period with changes in fair value recognized in the statement of operations (see Note 7).

Interest expense on the Convertible Notes totaled $156,411 and $330,904 for the years ended December 31, 2021 and 2020, respectively.

Unamortized debt issuance costs on the Convertible Notes totaled $0 and $9,189 at December 31, 2021 and December 31, 2020, respectively.

Debt discounts on the Convertible Notes totaled $0 and $0 for the years ended December 31, 2021 and 2020, respectively. During the years ended December 31, 2021 and 2020, amortization of debt discounts amounted to $1,088 and $141,628, respectively.

Conversion of Convertible Notes Payable

In connection with the consummation of the IPO, the Company converted all $5,491,663 of its outstanding principal and all unpaid and accrued interest of $1,257,066 of the Convertible Notes into 1,206,614 shares of common stock on June 21, 2021 at a conversion price of $5.60 per share. As of December 31, 2021, there were no Convertible Notes outstanding. The Company incurred an approximate $260,000 loss on conversion of the Convertible Notes during the year ended December 31, 2021.

Bridge Financing

From 2018 through 2021, the Company issued Secured Promissory Notes (the “Bridge Notes”) to new investors and existing stockholders in an amount of $7,000,000 to finance the Company’s interim working capital needs. Of this amount, $1,905,000 was issued to related parties (“Related Party Bridge Notes”). The Bridge Notes, including the Related Party Bridge Notes, have identical terms.

The Bridge Notes bear interest at a rate of twenty-four percent (24%) per annum, without compounding. The Bridge Notes and all accrued interest are due and payable on the earliest occurrence of (i) a Qualified Equity Financing, (ii) the sale of the Company, (iii) prepayment by the Company, or (iv) December 31, 2019, which was subsequently extended to June 30, 2020. In June 2020, the Bridge Notes were amended to further extend the maturity date through September 30, 2020. On October 1, 2020, the Company amended the Bridge Notes to extend the maturity date to March 31, 2021 and to increase the interest rate from 24% to 30% after October 1, 2020. On March 15, 2021, the Company entered into an Amendment to the Bridge Notes and the maturity date was further extended to April 30, 2021. The Bridge Notes will be repayable upon demand of the Majority Lenders of the Bridge Notes at any time on or after the maturity date. The Bridge Notes are senior in right of payment and priority to any Convertible Debt and subordinated to any Senior Debt. The investors that hold the Bridge Notes are granted a security interest in substantially all assets of the Company (“Collateral”).

On March 15, 2021, the Company entered into a Fifth Amendment (the "Amendment") to the Note Subscription Agreements and Secured Promissory Notes. The Bridge Notes are hereafter referred to as the "Amended Bridge Notes".

The terms of the Amendment are as follows:

Maturity Date

The Amended Bridge Notes shall bear interest, on a non-compounding basis, at a rate of thirty percent (30%) per annum from and after October 1, 2020, due on maturity on the earlier of (i) the closing of an initial public offering yielding gross proceeds in excess of $18,000,000, exclusive of any existing Convertible Notes (a “Qualified IPO”), (ii) the sale of the Company, (iii) prepayment by the Company, or (iv) April 30, 2021. The Majority Lenders may, with the approval of the Company, elect to extend the maturity date one or more times, at their discretion. On April 28, 2021, the maturity date was further extended to May 31, 2021. On May 12, 2021, the maturity date was further extended to June 30, 2021.

Elective Conversion Upon a Qualified IPO

The holders of the Amended Bridge Notes may voluntarily elect, at any time prior the maturity date and up to March 19, 2021, to convert 50% or more of the outstanding unpaid principal plus any amount of outstanding unpaid interest at the time of the Qualified IPO, into the same class or series of securities of the Company to be offered and issued in the Qualified IPO (the “IPO Stock”). The conversion rate shall be equal to the issue price of the IPO Stock less a thirty percent (30%) discount (“the Elective Conversion Stock”). The elective conversion amount shall be deducted from the amount of principal and interest outstanding in order to arrive at an adjusted principal and interest repayment amount. The sum of the amounts being converted on the Amended Bridge Notes shall first convert the outstanding principal and then the outstanding interest second.

Repayment of Adjusted Outstanding Interest and Principal Upon a Qualified IPO

If a Qualified IPO is consummated prior to the maturity date, and the holders have not voluntarily converted, the Company shall make a cash payment to the holders of the Amended Bridge Notes equal to the greater of either the total adjusted outstanding interest or one and one-half times (1.50X) the Third-Party Loan Proceeds (“Note Repayment Proceeds”). Third-Party Loan Proceeds are defined as the net cash proceeds received by the Company from an institutional lender, commercial bank, or other similar lender consummated on or about the time of the Qualified IPO (or contingent upon the closing of the Qualified IPO).

Repayments shall first be applied to the adjusted outstanding interest due in cash to the holders of the Amended Bridge Notes. The residual value shall be next applied to the adjusted outstanding principal (the “Principal Repayment Proceeds”). The remaining cash repayment shall be calculated by multiplying the Principal Repayment Proceeds by a fraction, the numerator of which is equal to the adjusted principal repayment amount of such note holder, and the denominator of which is equal to the total adjusted outstanding principal to all note holders. In no event shall any cash payment be made to any note holder exceed the sum of the adjusted interest repayment amount plus the adjusted principal repayment amount for such note holder.

Automatic Conversion or Debt Extension

Any remaining unpaid principal, calculated by subtracting the Principal Repayment Proceeds from the total adjusted outstanding principal (the “Automatic Principal Conversion Amount”), shall then automatically convert into IPO Stock at a rate equal to the issue price of the IPO Stock less a ten percent (10%) discount (that is, at a rate of ninety percent (90%) of the issue price of the IPO Stock; such discounted IPO Stock; the “Automatic Conversion Stock”). If the Company is unable to repay at least twenty-five percent (25%) of the total adjusted outstanding principal of the Amended Bridge Notes (“the “Principal Repayment Floor”), then no Automatic Conversion Stock shall be issued and the total adjusted outstanding principal on the Amended Bridge Notes shall remain on the books of the Company under their existing Bridge Notes which shall automatically be amended to (i) have their interest rates adjusted to a rate of fifteen percent (15%) per annum and (ii) have their maturity date set to a date that is eighteen (18) months from the date of the Qualified IPO.

Amended Bridge Notes Embedded Conversion Features

The Company has determined that the terms related to the elective and automatic conversion features (collectively, the “Amended Bridge Notes Embedded Conversion Features”) were determined to not be clearly and closely related to the Amended Bridge Notes host instrument and meet the definition of a derivative. Therefore, the Amended Bridge Notes Embedded Conversion Features were bifurcated from the Amended Bridge Notes and separately measured at fair value. The derivative liability has been subsequently marked-to-market each reporting period with changes in fair value recognized in the statement of operations.

The Amended Bridge Notes Embedded Conversion Features were initially recorded as a component of the loss on debt extinguishment with an offset to the derivative liability at fair value. No related discount will be recorded on the Amended Bridge Notes, and the derivative liability will not be amortized using the effective interest rate over the term of the Amended Bridge Notes.

Debt Extinguishment

The Company evaluated the terms of the March 15, 2021 Amendment. This evaluation included analyzing whether there are significant and consequential changes to the economic substance of the Bridge Notes. If the change is deemed insignificant then the change is considered a debt modification, whereas if the change is substantial the change is reflected as a debt extinguishment. A modification or an exchange that adds or eliminates a substantive conversion option as of the conversion date would always be considered substantial and require extinguishment accounting. The addition of the elective and mandatory conversion options, as described above, would be considered substantive based on the likelihood of the option being exercised in the near future in connection with a Qualified IPO event. Accordingly, the Company accounted for the amendment of the Notes as an extinguishment of the original Bridge Notes.

As a result, the Company recorded a loss on extinguishment of $2,740,425. The extinguishment loss also included a write-off of unamortized debt issuance costs of approximately $5,700. Additionally, the Company recorded a discount on the Amended Bridge Notes of approximately $869,600, which was amortized through interest expense over the life of the Amended Bridge Notes (i.e., March 15, 2021 through April 30, 2021).

Interest expense on the Bridge Notes, including $320,469 and $446,660 of related party interest expense, totaled $1,014,657 and $1,607,398 for the years ended December 31, 2021 and 2020, respectively.

Unamortized debt issuance costs on the Amended Bridge Notes totaled $0 and $5,771 as of December 31, 2021 and 2020, respectively.

Amortization of the debt discount on the Amended Bridge Notes totaled approximately $869,600 and $136,185 for the years ended December 31, 2021 and 2020, respectively.

Conversion of Bridge Notes

Upon the completion of the IPO, the Company converted $4,000,000 of its outstanding principal and accrued interest of $717,646 of the Bridge Notes, as amended, into 842,429 shares of common stock at a conversion price of $5.60 per share. The Company recognized a gain on the conversion of $9,746.

The conversion of the Amended Bridge Notes and Convertible Notes upon the consummation of the IPO resulted in an increase in total stockholder's equity of $16,392,344. The components of this non-cash transaction are as follows for the year ended December 31, 2021:

Write off of derivative liability relating to the Convertible Notes	$2,644,000
Extinguishment of Convertible Notes principal	5,486,199
Accrued and unpaid interest on the Convertible Notes	1,257,066
Accumulated amortization on debt issuance costs	33,035
Loss on extinguishment of Convertible Notes	260,185
Write off of debt issuance costs	(27,573)
Write off of derivative liability relating to the Bridge Notes	2,031,300
Extinguishment of Bridge Notes principal	4,000,000
Accrued and unpaid interest on the Bridge Notes	717,646
Gain on extinguishment of Bridge Notes	(9,514)
Total conversion of Convertible Notes and Bridge Notes into common stock	$16,392,344

During the third quarter of 2021, the Company paid off remaining principal of $3,000,000 and accrued interest of $64,110. As of December 31, 2021, there were no Bridge Notes outstanding.

Term Loan

On August 13, 2021 (the "Closing Date"), the Company entered into a Term Loan with Western Alliance Bank (the "Lender") in the amount of $3,500,000 for working capital needs. The Company has the option to request an additional advance in the amount of $1,500,000, which the Company has not yet borrowed as of December 31, 2021. The additional advance of $1,500,000 is available to the Company during the "Draw Period," which is defined in the Term Loan as the "period commencing on the Closing Date and ending the earlier to occur of (a) February 13, 2023, and (b) an Event of Default." The Term Loan bears interest at a rate equal to three-quarters of one percent (0.75%) above the Prime Rate. As of December 31, 2021, the interest rate on the Term Loan is 4.00% which is equal to 0.75% above the Prime Rate of 3.25%. Interest is due and payable on the tenth (10th) calendar day of each month during the term of the Term Loan. The Term Loan principal is payable in thirty (30) equal monthly installments, plus accrued interest, beginning on March 10, 2023, and continuing on the same day of each month through August 10, 2025 (the "Term Loan Maturity Date"), at which time all amounts shall be immediately due and payable.

The Company shall have the option to prepay all, but not less than all, of the outstanding loan balance, provided the Company a) delivers written notice to the financial institution of their election to prepay such Term Loan at least ten (10) days prior to such prepayment and b) pay, on the date of such prepayment, (1) all outstanding principal with respect to the Term Loan, plus accrued but unpaid interest, plus (2) all fees (including any late fee), and other sums, including bank expenses, if any, that shall have become due and payable. The Lender which holds the Term Loan is granted a security interest in substantially all assets of the Company (“Collateral”). The Term Loan contains certain covenants that the Company considers usual and customary for an agreement of this type for comparable commercial borrowers, and as of December 31, 2021 we were in compliance with all Term Loan covenants.

The outstanding principal balance on the Term Loan was $3,500,000 as of December 31, 2021.

Interest expense on the Term Loan totaled $47,444 and $0 for the years ended December 31, 2021 and 2020, respectively.

Debt issuance costs totaled $81,989, comprised of a warrant to purchase 12,500 shares of common stock issued to the Lender with a fair value of $49,072 (the "Lender Warrant"), fees paid of $23,066 to the Lender and legal costs of $9,851. Amortization of the debt issuance costs related to the Term Loan, included in interest expense on the statement of operations, totaled $5,175 and $0 for the years ended December 31, 2021 and 2020, respectively.

Unamortized debt issuance costs on the Term Loan totaled $77,384 and $0 at December 31, 2021 and 2020, respectively.

As of December 31, 2021, future minimum payments related to long-term debt is as follows:

Year Ending December 31,	Amount Due
2022	$—
2023	1,166,667
2024	1,400,000
2025	933,333
Total	3,500,000
Less debt issuance cost	(77,384)
Long-term debt, net	$3,422,616